Restatement Of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Effect on Consolidated Balance Sheets

Effect on Consolidated Balance Sheets

	December 31,
	2012					2011
	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
ASSETS
CURRENT
Cash and cash equivalents	$1,162,884	$—		$(47,622)	$1,115,262	$998,054	$—		$(170,268)	$827,786
Short-term investments	15,000	—		—	15,000	—	—		—	—
Accounts receivable	26,460	(14,139	)(a)	(4,674)	7,647	101,233	(64,052	)(a)	(3,892)	33,289
Due from related parties	1,672	—		(139)	1,533	1,227	—		(127)	1,100
Inventories	351,900	9,052	(a)	(32,099)	328,853	108,483	60,463	(a)	(9,897)	159,049
Prepaid expenses	52,750	9,451	(a)	(2,303)	59,898	56,327	6,453	(a)	(4,879)	57,901
Current assets held for sale	—	—		86,837	86,837	—	—		189,063	189,063

TOTAL CURRENT ASSETS	1,610,666	4,364		—	1,615,030	1,265,324	2,864		—	1,268,188
LONG-TERM INVESTMENTS	66,872	—		(2,280)	64,592	107,277	—		(19,707)	87,570
OTHER LONG-TERM INVESTMENTS	270,612	—		—	270,612	317,325	—		—	317,325
INVENTORIES	67,897	—		—	67,897	—	—		—	—
PROPERTY, PLANT AND EQUIPMENT	6,963,750	—		(169,401)	6,794,349	4,363,501	—		(91,068)	4,272,433
DEFERRED INCOME TAXES	47,556	954	(a)	—	48,510	33,062	1,527	(a)	—	34,589
OTHER ASSETS	57,438	—		(26,032)	31,406	50,339	—		(24,256)	26,083
NON-CURRENT ASSETS HELD FOR SALE	—	—		197,713	197,713	—	—		135,031	135,031

TOTAL ASSETS	$9,084,791	$5,318		$—	$9,090,109	$6,136,828	$4,391		$—	$6,141,219

LIABILITIES
CURRENT
Accounts payable and accrued liabilities	$755,705	$8,181	(a)	$(25,231)	$738,655	$653,015	$8,970	(a)	$(36,664)	$646,815
							21,494	(b)
Payable to related parties	185,462	—		—	185,462	28,170	—		(83)	28,087
Amounts due under credit facilities	—	—		—	—	44,884	—		—	44,884
Interest payable on long-term debt	31,406	—		—	31,406	10,808	—		—	10,808
Interim funding facility	1,799,004	—		—	1,799,004	—	—		—	—
Current liabilities held for sale	—	—		25,231	25,231	—	—		36,747	36,747

TOTAL CURRENT LIABILITIES	2,771,577	8,181		—	2,779,758	736,877	30,464		—	767,341
CONVERTIBLE CREDIT FACILITY	102,473	—		—	102,473	141,853	—		—	141,853
INTERIM FUNDING FACILITY	—	—		—	—	400,655	—		—	400,655
PAYABLE TO RELATED PARTIES	—	—		—	—	56,783	—		—	56,783
DEFERRED INCOME TAXES	—	—		—	—	15,282	—		(5,663)	9,619
ASSET RETIREMENT OBLIGATIONS	126,912	—		(30,214)	96,698	45,553	—		(24,842)	20,711
NON-CURRENT LIABILITIES HELD FOR SALE	—	—		30,214	30,214	—	—		30,505	30,505

TOTAL LIABILITIES	$3,000,962	$8,181		$—	$3,009,143	$1,397,003	$30,464		$—	$1,427,467

EQUITY
SHARE CAPITAL	$9,145,394	$—		$—	$9,145,394	$6,819,367	$—		$—	$6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745	—		—	1,520,745	1,389,721	—		—	1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12,849	—		—	12,849	(2,300)	—		—	(2,300)
DEFICIT	(4,606,905)	(1,644)		—	(4,608,549)	(3,483,948)	(24,128)		—	(3,508,076)

TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS’ EQUITY	6,072,083	(1,644)		—	6,070,439	4,722,840	(24,128)		—	4,698,712
NONCONTROLLING INTERESTS	11,746	(1,219)		—	10,527	16,985	(1,945)		—	15,040

TOTAL EQUITY	6,083,829	(2,863)		—	6,080,966	4,739,825	(26,073)		—	4,713,752

TOTAL LIABILITIES AND EQUITY	$9,084,791	$5,318		$—	$9,090,109	$6,136,828	$4,391		$—	$6,141,219

Effect on Consolidated Statements of Operations

Effect on Consolidated Statements of Operations

	Year Ended December 31,
	2012					2011
	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
REVENUE	$133,771	$24,946	(a)	$(80,655)	$78,062	$179,049	$(48,294	)(a)	$—	$130,755

COST OF SALES	(208,085)	(35,357	)(a)	72,749	(170,693)	(184,849)	40,363	(a)	—	(144,486)
EXPENSES
Exploration and evaluation	(168,966)	—		102,885	(66,081)	(210,490)	—		148,044	(62,446)
Other operating expenses	(159,883)	(3,009	)(a)	21,858	(141,034)	(72,098)	—		18,413	(53,685)
General and administrative	(154,486)	—		—	(154,486)	(100,805)	—		—	(100,805)
Depreciation	(2,797)	—		2,392	(405)	(2,430)	—		1,266	(1,164)
Accretion of asset retirement obligations	(4,997)	—		2,262	(2,735)	(694)	—		—	(694)
Write-down of current assets	(16,205)	16,205	(a)	—	—	(4,288)	—		—	(4,288)

TOTAL EXPENSES	(715,419)	(22,161)		202,146	(535,434)	(575,654)	40,363		167,723	(367,568)

OPERATING LOSS	(581,648)	2,785		121,491	(457,372)	(396,605)	(7,931)		167,723	(236,813)

OTHER INCOME (EXPENSES)
Interest income	19,453	—		(3,649)	15,804	22,077	—		(7,635)	14,442
Interest expense	(11,943)	—		—	(11,943)	(11,013)	—		—	(11,013)
Financing costs	(164,384)	—		—	(164,384)	—	—		—	—
Foreign exchange gains (losses)	7,236	(496	)(a)	(92)	6,648	(16,831)	872	(a)	(25)	(15,984)
Change in fair value of derivative	194,664	—		—	194,664	(432,536)	—		—	(432,536)
Change in fair value of embedded derivatives	39,512	—		—	39,512	106,489	—		—	106,489
Gain on settlement of note receivable	—	—		—	—	102,995	—		—	102,995
Other (expense) income	(17,049)	—		(4,363)	(21,412)	1,970	—		8,622	10,592

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(514,159)	2,289		113,387	(398,483)	(623,454)	(7,059)		168,685	(461,828)
(Provision) recovery of income and capital taxes	(34,340)	(573	)(a)	520	(12,899)	650	1,765	(a)	239	(11,657)
		21,494	(b)				(14,311	)(b)
Share of (loss) income of significantly influenced investees	(32,944)	—		(289)	(33,233)	17,208	—		(40,279)	(23,071)

NET LOSS FROM CONTINUING OPERATIONS	(581,443)	23,210		113,618	(444,615)	(605,596)	(19,605)		128,645	(496,556)
LOSS FROM DISCONTINUED OPERATIONS	—	—		(113,618)	(113,618)	(9,105)	—		(128,645)	(137,750)

NET LOSS	(581,443)	23,210		—	(558,233)	(614,701)	(19,605)		—	(634,306)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	146,888	(726	)(a)	—	146,162	44,329	2,252	(a)	—	46,581

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(434,555)	$22,484		$—	$(412,071)	$(570,372)	$(17,353)		$—	$(587,725)

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	(434,555)	22,484		66,702	(345,369)	(561,267)	(17,353)		83,035	(495,585)
DISCONTINUED OPERATIONS	—	—		(66,702)	(66,702)	(9,105)	—		(83,035)	(92,140)

	(434,555)	22,484		—	(412,071)	(570,372)	(17,353)		—	(587,725)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.					—					—
CONTINUING OPERATIONS	$(0.51)	$0.03		$0.08	$(0.40)	$(0.75)	$(0.02)		$0.11	$(0.66)
DISCONTINUED OPERATIONS	—	—		(0.08)	(0.08)	(0.01)	—		(0.11)	(0.12)

	$(0.51)	$0.03		$—	$(0.48)	$(0.76)	$(0.02)		$—	$(0.78)

Effect on Consolidated Statements of Comprehensive Loss

Effect on Consolidated Statements of Comprehensive Loss

	Year Ended December 31,
	2012					2011
	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
NET LOSS	$(581,443)	$23,210		$—	$(558,233)	$(614,701)	$(19,605)		$—	$(634,306)
TOTAL COMPREHENSIVE LOSS	$(561,518)	23,210		—	(538,308)	(652,157)	(19,605)		—	(671,762)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	$(419,406)	$22,484	(a)	$—	$(396,922)	$(605,747)	$(17,353	)(a)	$—	$(623,100)
Noncontrolling interests	(142,112)	726	(a)	—	(141,386)	(46,410)	(2,252	)(a)	—	(48,662)

	$(561,518)	$23,210		$—	$(538,308)	$(652,157)	$(19,605)		$—	$(671,762)

Effect on Consolidated Statements of Equity

Effect on Consolidated Statements of Equity

	Year Ended December 31,
	2012				2011
	As previously reported	Correction of errors	Discontinued operations (Note 29 (b))	As restated	As previously reported	Correction of errors		Discontinued operations (Note 29 (b))	As restated
DEFICIT
Beginning balance	$(3,483,948)	$(24,128)	$—	$(3,508,076)	$(2,913,576)	$(6,775	)(a)	$—	$(2,920,351)
Net loss	(434,555)	22,484	—	(412,071)	(570,372)	(17,353)		—	(587,725)
Rights offering	(688,402)	—		(688,402)	—	—		—	—

Ending balance	$(4,606,905)	$(1,644)	$—	$(4,608,549)	$(3,483,948)	$(24,128)		$—	$(3,508,076)

NONCONTROLLING INTEREST
Beginning balance	$16,985	$(1,945)	$—	$15,040	$2,610	$307	(a)	$—	$2,917
Comprehensive loss	(142,112)	726	—	(141,386)	(46,410)	(2,252)		—	(48,662)
Other increase in noncontrolling interest	136,873	—	—	136,873	60,785	—		—	60,785

Ending balance	$11,746	$(1,219)	$—	$10,527	$16,985	$(1,945)		$—	$15,040

TOTAL EQUITY
Beginning balance	$4,739,825	$(26,073)	$—	$4,713,752	$1,816,443	$(6,468)		$—	$1,809,975
Net loss	$(581,443)	$23,210	$—	$(558,233)	$(614,701)	$(19,605)		$—	$(634,306)
Ending balance	$6,083,829	$(2,863)	$—	$6,080,966	$4,739,825	$(26,073)		$—	$4,713,752

The impact on opening deficit and noncontrolling interest at January 1, 2011 reflects the impact on net loss for the quarter ended December 31, 2010 of $6.5 million arising from the reversal of $19.4 million of revenue, net of associated costs of sales and expenses of $20.3 million and income taxes of $0.2 million as described in (a) above, as well as the impact on net loss for the year ended December 31, 2010 of the additional withholding tax provision of $7.2 million as described in (b) above.